Specific items (Tables)	12 Months Ended
Mar. 31, 2018
Specific Items [Abstract]
Summary of Specific Items

Year ended 31 March	2018 £m	2017 £m	2016 £m

Revenue
Italian business investigation	–	22	–
Regulatory matters	23	(2)	(203)
EE fair value adjustment	–	–	70
	23	20	(133)
Operating costs
EE acquisition warranty claims	225	–	–
Restructuring charges	241	–	–
EE acquisition and integration costs	46	215	113
Property rationalisation costs	28	–	29
Regulatory matters	26	481	203
Italian business investigation	22	238	–
Out of period irrecoverable VAT	–	30	–
Profit on disposal of businesses	(1)	(16)	–
	587	948	345
Operating loss	610	968	212
Net finance expense
Interest expense on retirement benefit obligation	218	209	221
EE related finance cost	–	–	8
Interest on out of period irrecoverable VAT	–	1	–
	218	210	229
Net specific items charge before tax	828	1,178	441
Taxation
Tax credit on specific items above	(87)	(154)	(70)
Tax credit on re-measurement of deferred tax	–	(63)	(96)
	(87)	(217)	(166)
Net specific items charge after tax	741	961	275